Income Taxes (Details Narrative) (10K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Change in valuation of deferred tax assets		$ 4,200,000
Federal net operating loss carry forwards		91,000,000
State net operating loss carryforwards		$ 65,000,000
Income tax expiration year		2035
Change of ownership percentage		50.00%
Federal reassessments, plus interest	$ 1,400,000	$ 1,400,000
Disallowed management fee	200,000	200,000
Tax reassessment	950,000	950,000
Additional upfront payment	220,000	220,000
Stanley [Member]
Refund of upfront payment paid	665,777	645,777
Refund of upfront payment received	129,520	129,520
Liability outstanding to be paid	$ 143,000	$ 201,000